Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of allowance for doubtful accounts	A rollforward of the allowance for doubtful accounts is as follows:

(in thousands)

January 1, 2017	$1,490
Charged to costs and expenses	1,314
Amounts charged off, net	(855)
Balance as of December 31, 2017	1,949
Charged to costs and expenses	3,378
Amounts charged off, net	(1,106)
Balance as of December 31, 2018	4,221
Charged to costs and expenses	1,823
Amounts charged off, net	(2,698)
Balance as of December 31, 2019	$3,346

Estimated useful lives of property and equipment	We compute depreciation using the straight-line method over estimated useful lives as follows:

Buildings and improvements	15 to 45 years
Leasehold improvements	Shorter of term of lease or useful life
Broadcast transmission towers and related equipment	15 to 35 years
Other broadcast and program production equipment	3 to 15 years
Computer hardware	3 to 5 years
Office and other equipment	3 to 10 years
Property and equipment consisted of the following:

	As of December 31,
(in thousands)	2019	2018

Land and improvements	$62,712	$47,054
Buildings and improvements	187,830	144,389
Equipment	452,239	344,909
Computer software	20,047	17,492
Total	722,828	553,844
Accumulated depreciation	352,450	322,343
Net property and equipment	$370,378	$231,501

Components of basic and diluted weighted-average shares
The following table presents information about basic and diluted weighted-average shares outstanding:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Numerator (for basic and diluted earnings per share)
Income (loss) from continuing operations, net of tax	$(1,913)	$69,889	$(10,178)
Loss attributable to noncontrolling interest	—	632	1,511
Less income allocated to RSUs	—	(1,129)	—
Numerator for basic and diluted earnings per share from continuing operations attributable to the shareholders of The E.W. Scripps Company	$(1,913)	$69,392	$(8,667)
Denominator
Basic weighted-average shares outstanding	80,826	81,369	82,052
Effect of dilutive securities:
Stock options and restricted stock units	—	558	—
Diluted weighted-average shares outstanding	80,826	81,927	82,052